Basis of Presentation and Summary of Significant Accounting Policies - Discontinued Operations (Details) - GP Network Corporation and TSYS Japan Godo Kaisha - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2015
Discontinued operations, for sale | GP Network Corporation
Discontinued operations
Ownership prior to sale of stock (as a percent)	54.00%
Discontinued operations, for sale | TSYS Japan Godo Kaisha
Discontinued operations
Ownership prior to sale of stock (as a percent)	100.00%
Discontinued operations, sold
Discontinued operations
Additional gain recorded		$ 1.4